Mortgage Servicing	12 Months Ended
Dec. 31, 2017
Mortgage Servicing
Mortgage Servicing

Note 7—Mortgage Servicing

        An analysis of the product and geographic concentrations that impact our servicing revenue is as follows ($ in thousands):

December 31, 2017
Product Concentrations			Geographic Concentrations
Product	UPB	Percent of Total	State	UPB Percent of Total
Fannie Mae	$12,502,699	77%	Texas	22%
Freddie Mac	3,166,134	20%	North Carolina	10%
FHA	537,482	3%	California	8%

Total	$16,206,315	100%	New York	8%

			Georgia	6%
			Florida	6%
			Other(1)	40%

			Total	100%

December 31, 2016
Product Concentrations			Geographic Concentrations
Product	UPB	Percent of Total	State	UPB Percent of Total
Fannie Mae	$11,181,152	83%	Texas	24%
Freddie Mac	1,953,245	14%	North Carolina	9%
FHA	420,689	3%	California	8%

Total	$13,555,086	100%	New York	8%

			Georgia	5%
			Florida	4%
			Other(1)	42%

			Total	100%

(1)	No other individual state represented more than 4% of the total.

        At December 31, 2017 and 2016, our weighted average servicing fee was 47.7 basis points and 47.8 basis points, respectively. We held cash in escrow for these loans totaling $477.9 million and $401.7 million at December 31, 2017 and 2016, respectively, which is not reflected in our consolidated balance sheets. These escrows are maintained in separate accounts at several federally insured depository institutions, which may exceed FDIC insured limits. We earn interest income on these escrow deposits, generally based on a market rate of interest negotiated with the financial institutions that hold the escrow deposits. Escrow earnings reflect interest income net of interest paid to the borrower, if required, and is a component of servicing revenue, net in the consolidated statements of income.